Equity (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2011 series	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 7.5% Cumulative Redeemable Preferred Units	Dec. 31, 2010 7.5% Cumulative Redeemable Preferred Units
Redeemable preferred stock
Temporary equity stated dividend rate percentage				7.50%	7.50%
Limited partners' preferred interest in the Operating Partnership				$ 25,537	$ 25,537
Other noncontrolling redeemable interests in properties	242,408	59,932
Limited partners' preferred interest in the Operating Partnership and other noncontrolling redeemable interests in properties	$ 267,945	$ 85,469	$ 125,815
Temporary equity, shares authorized				260,000	260,000
Temporary equity, shares issued				255,373	255,373
Temporary equity, shares outstanding				255,373	255,373
Cumulative quarterly distributions on preferred units (in dollars per share)				$ 7.50
Number of Series of Units Classified Into Temporary Equity	1
Temporary equity redemption price (in dollars per share)				$ 100
Liquidation preference (in dollars per share)				$ 100